Employee benefits - Summary of Expenses for Bank's Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ (236)	$ (460)	$ 19	$ (696)	$ 103
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	71	76	87	147	166
Interest on net defined benefit (asset) liability	1	(2)	4	(1)	4
Other	4	4	3	8	6
Defined benefit expense	76	78	94	154	176
Defined contribution expense	15	14	10	29	20
Increase (decrease) in other comprehensive income related to employee benefits	(219)	(395)	15	(614)	65
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	7	7	16	14	(177)
Interest on net defined benefit (asset) liability	13	13	12	26	25
Other	1	1	(1)	2	(3)
Defined benefit expense	21	21	27	42	(155)
Increase (decrease) in other comprehensive income related to employee benefits	$ (17)	$ (65)	$ 4	$ (82)	$ 38